UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22857

Grosvenor Registered Multi-Strategy Fund

(W), LLC

(Exact name of Registrant as specified in charter)

900 North Michigan Avenue, Suite 1100

Chicago, Illinois 60611

(Address of principal executive offices) (Zip code)

Scott J. Lederman Grosvenor Registered Funds 900 North Michigan Avenue Suite 1100 Chicago, Illinois 60611	George J. Zornada, Esq. K&L Gates LLP State Street Financial Center One Lincoln Street Boston, Massachusetts 02111-2950

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 506-6500

Date of fiscal year end: March 31

Date of reporting period: September 30, 2018

ITEM 1 – REPORTS TO STOCKHOLDERS

The Report to Shareholders is attached hereto.

2

GROSVENOR REGISTERED MULTI-STRATEGY FUND (W), LLC

Financial Statements (unaudited)

For the Six Months Ended September 30, 2018

Grosvenor Registered Multi-Strategy Fund (W), LLC

Financial Statements (unaudited)

For the Six Months Ended September 30, 2018

The W Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The W Fund’s Form N-Qs are available (i) without charge, upon request, by calling (866) 211-4521; and (ii) on the SEC’s website at www.sec.gov.

The W Fund has adopted Proxy Voting Policies and Procedures under which the W Fund votes proxies relating to securities held by the W Fund. In addition, the W Fund files Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the W Fund’s Proxy Voting Policies and Procedures and the W Fund’s proxy voting record (Form N-PX) is available (i) without charge, upon request, by calling (855) 426-9321; and (ii) on the SEC’s website at www.sec.gov.

The W Fund’s prospectus and statement of additional information include additional information about the Directors of W Fund and other information about the W Fund. These documents are available without charge, upon request, by calling (866) 211-4521.

Grosvenor Registered Multi-Strategy Fund (W), LLC

Statement of Assets, Liabilities and Members’ Capital (unaudited)

September 30, 2018

ASSETS

Investment in Grosvenor Registered Multi-Strategy Master Fund, LLC, at fair value	$17,152,850
Short term investments (cost $81,618) *	81,618
Cash	71,926
Redemption receivable from investment in Grosvenor Registered Multi-Strategy Master Fund, LLC	625,000
Due from Adviser (See Note 4)	32,333

Total assets	17,963,727

LIABILITIES
Repurchase of Members’ Shares payable	624,810
Professional fees payable	28,892
Administration fee payable	17,950
Management fee payable	2,977

Total liabilities	674,629

NET ASSETS	$17,289,098

MEMBERS’ CAPITAL

Represented by:
Paid-in Capital	$17,397,670
Total distributable earnings	(108,572)

MEMBERS’ CAPITAL	$17,289,098

Net asset value per Share (Shares outstanding of 16,568.88)	$1,043.47

*	Short term investments include BlackRock Liquidity Funds T-Fund Institutional Shares (yield 1.97%) (shares 81,618)

The accompanying notes and attached consolidated financial statements of Grosvenor Registered Multi-Strategy Master Fund, LLC are an

integral part of these financial statements.

1

Grosvenor Registered Multi-Strategy Fund (W), LLC

Statement of Operations (unaudited)

For the Six Months Ended September 30, 2018

NET INVESTMENT LOSS ALLOCATED FROM GROSVENOR REGISTERED MULTI-STRATEGY MASTER FUND, LLC
Interest	$2,128
Expenses	(122,694)

Net investment loss allocated from Grosvenor Registered Multi-Strategy Master Fund, LLC	(120,566)

FUND EXPENSES
Professional fees	24,491
Administration fee	23,194
Registration fees	20,124
Management fee	9,080
Other expenses	1,659

Total Fund expenses	78,548

Net investment loss before expense limitation reimbursement	(199,114)

Expense limitation reimbursement	40,041

Net investment loss	(159,073)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS ALLOCATED FROM GROSVENOR REGISTERED MULTI-STRATEGY MASTER FUND, LLC
Net realized gain/(loss) from investments	451,229
Current income tax benefit	2

Net realized gain/(loss), net of taxes	451,231

Change in net unrealized appreciation/(depreciation) on investments	31,974
Deferred income tax benefit	6,441

Change in net unrealized appreciation/(depreciation), net of taxes	38,415

Net realized and unrealized gain/(loss) on investments allocated from Grosvenor Registered Multi-Strategy Master Fund, LLC	489,646

NET INCREASE IN MEMBERS’ CAPITAL RESULTING FROM OPERATIONS	$330,573

The accompanying notes and attached consolidated financial statements of Grosvenor Registered Multi-Strategy Master Fund, LLC are an

integral part of these financial statements.

2

Grosvenor Registered Multi-Strategy Fund (W), LLC

Statements of Changes in Members’ Capital

Members’ Capital, March 31, 2017	$18,489,159

Members’ subscriptions	1,915,000

Members’ Shares repurchased	(2,706,708)

Members’ distributions from distributable earnings (a)	(1,462,607)

Members’ distributions reinvested	813,602

Net decrease in Members’ Capital resulting from capital transactions	(1,440,713)

Net investment loss	(331,637)

Net realized gain/(loss), net of taxes	1,097,212

Change in net unrealized appreciation/(depreciation), net of taxes	379,904

Net increase in Members’ Capital resulting from operations	1,145,479

Members’ Capital, March 31, 2018	18,193,925

Members’ subscriptions	391,000

Members’ Shares repurchased	(1,626,400)

Net decrease in Members’ Capital resulting from capital transactions	(1,235,400)

Net investment loss	(159,073)

Net realized gain/(loss), net of taxes	451,231

Change in net unrealized appreciation/(depreciation), net of taxes	38,415

Net increase in Members’ Capital resulting from operations	330,573

Members’ Capital, September 30, 2018 (unaudited)	$17,289,098

(a)	Prior year distribution character information has been removed to conform with current year Regulation S-X presentation changes. Distributions for the prior year were classified as income.

The accompanying notes and attached consolidated financial statements of Grosvenor Registered Multi-Strategy Master Fund, LLC are an

integral part of these financial statements.

3

Grosvenor Registered Multi-Strategy Fund (W), LLC

Statement of Cash Flows (unaudited)

For the Six Months Ended September 30, 2018

CASH FLOWS FROM OPERATING ACTIVITIES

Net increase in Member’s Capital resulting from operations	$330,573
Adjustments to reconcile net increase in Member’s Capital resulting from operations to net cash provided by operating activities:
Change in net unrealized (appreciation)/depreciation on investments allocated from Grosvenor Registered Multi-Strategy Master Fund, LLC, net of taxes	(38,415)
Net investment loss allocated from Grosvenor Registered Multi-Strategy Master Fund, LLC	120,566
Net realized (gain)/loss allocated from Grosvenor Registered Multi-Strategy Master Fund, LLC, net of taxes	(451,231)
Purchases of investment in Grosvenor Registered Multi-Strategy Master Fund, LLC	(289,000)
Proceeds from investment in Grosvenor Registered Multi-Strategy Master Fund, LLC	1,450,000
Purchases of short-term investments, net	(81,618)
(Increase)/Decrease in operating assets:
Due from Adviser	(24,619)
Increase/(Decrease) in operating liabilities:
Professional fees payable	2,167
Administration fee payable	13,999
Management fee payable	(109)

Net cash provided by operating activities	1,032,313

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from Members’ subscriptions	391,000
Payments for Members’ Shares repurchased	(1,555,932)

Net cash used in financing activities	(1,164,932)

Net decrease in cash	(132,619)

Cash at beginning of period	204,545

Cash at end of period	$71,926

The accompanying notes and attached consolidated financial statements of Grosvenor Registered Multi-Strategy Master Fund, LLC are an

integral part of these financial statements.

4

Grosvenor Registered Multi-Strategy Fund (W), LLC

Financial Highlights

The following represents certain ratios to average Members’ Capital, total return, and other supplemental information for the period indicated:

		For the Six Months Ended September 30,										September 1, 2013[1] (commencement of operations) through Period
		2018	Years Ended March 31,									Ended
		(unaudited)***		2018		2017		2016		2015		March 31, 2014*
Per Share operating performance: **
Net asset value per Share, beginning of year/period	$	1,024.63	$	1,042.74	$	977.07	$	1,062.35	$	1,031.28	$	1,000.00
Income/(loss) from investment operations:
Net investment loss		(9.09)		(18.55)		(18.08)		(18.80)		(18.21)		(2.38)
Net realized and unrealized gain/(loss) from investments operations		27.93		83.66		89.88		(38.19)		58.65		65.58
Total income/(loss) from investment operations		18.84		65.11		71.80		(56.99)		40.44		63.20
Distributions to Members from net investment income		–		(83.22)		(6.13)		(28.29)		(9.37)		(31.92)
Net asset value per Share, end of year/period	$	1,043.47	$	1,024.63	$	1,042.74	$	977.07	$	1,062.35	$	1,031.28

Ratios to average Members’ Capital: (a)
Net investment loss - net of expense limitation reimbursement (b)		(1.77)%		(1.78% )		(1.81%)		(1.82%)		(1.79%)		(1.79%)

Expenses - gross of expense limitation reimbursement(c)(d)		2.24%		2.20%		2.20%		2.30%		4.53%		143.13%

Expenses - net of expense limitation reimbursement (c)(d)		1.80%		1.81%		1.81%		1.82%		1.79%		1.79%

Total return (e)		1.84%		6.37%		7.36%		(5.45% )		3.94%		6.35%

Master Fund Portfolio turnover rate: (f)		8.04%		13.93%		20.57%		0.40%		22.24%		32.59%

Members’ Capital, end of year/period ($000)	$	17,289	$	18,194	$	18,489	$	16,860	$	10,227	$	357

1	Commencement of operations; amounts presented reflect activity prior to September 1, 2013, related to the initial seeding of the W Fund.

*

The ratios, excluding portfolio turnover and total return, for this period have been annualized. All non-recurring expenses, including those related to the initial organization of the W Fund have not been annualized.

**	Based on Shares outstanding at the end of each month.

The accompanying notes and attached consolidated financial statements of Grosvenor Registered Multi-Strategy Master Fund, LLC are an

integral part of these financial statements.

5

Grosvenor Registered Multi-Strategy Fund (W), LLC

Financial Highlights (continued)

***	The ratios, excluding portfolio turnover and total return, for the period April 1, 2018 through September 30, 2018 have been annualized.

(a)	Average Members’ Capital is determined by using the net assets as of the first day of the fiscal year and at the end of each month during the period.

(b)	The ratio reflects the income and expenses including the W Fund’s proportionate share of income and expenses of Grosvenor Registered Multi-Strategy Master Fund, LLC.

(c)

Ratio excludes the current and deferred income tax expense or benefit related to the net investment income/loss and realized and unrealized gain or loss from GRF Domestic Sub-Fund LLC (the “Sub-Fund”). For the six months ended September 30, 2018, this amount was a tax benefit of 0.04% of average Members’ Capital (unaudited). For the year ended March 31, 2018, this amount was a tax benefit of 0.04% of average Members’ Capital. For the year ended March 31, 2017, this amount was a tax benefit of 0.01% of average Members’ Capital. For the year ended March 31, 2016, this amount was a tax benefit of 0.01% of average Members’ Capital. For the year ended March 31, 2015, this amount was a tax expense of 0.03% of average Members’ Capital. For the year ended March 31, 2014, this amount was a tax expense of 0.02% of average Members’ Capital.

(d)	The ratio reflects the expenses including the W Fund’s proportionate share of the expenses of Grosvenor Registered Multi-Strategy Master Fund, LLC.

(e)

Total return is not annualized. Total return is based on the combination of changes in the net asset value per Share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per Share at the time of reinvestment.

(f)	The ratio excludes in-kind transactions.

The accompanying notes and attached consolidated financial statements of Grosvenor Registered Multi-Strategy Master Fund, LLC are an

integral part of these financial statements.

6

Grosvenor Registered Multi-Strategy Fund (W), LLC

Notes to Financial Statements (unaudited)

September 30, 2018

1. Organization

Grosvenor Registered Multi-Strategy Fund (W), LLC (the “W Fund”) commenced operations on September 1, 2013, and is a Delaware limited liability company. The W Fund is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, diversified management investment company.

The W Fund’s primary investment objectives are to provide investors (i) an attractive, long-term rate of return, on an absolute as well as a risk-adjusted basis, (ii) low performance volatility and (iii) minimal correlation with the equity and fixed income markets. In pursuing its investment objectives, the W Fund invests substantially all of its assets in the Master Fund, a Delaware limited liability company, which, like the W Fund, is registered under the 1940 Act. The Master Fund invests in a diverse group of private investment funds (“Investment Funds”) managed by a select group of alternative asset managers (“Investment Managers”) and has the same investment objectives and substantially the same investment policies as those of the W Fund.

The W Fund made the election to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) (i.e., a 1099-issuing “RIC”).

The consolidated financial statements of the Master Fund, including the Consolidated Schedule of Investments, are attached to this report and should be read in conjunction with the W Fund’s financial statements. As of September 30, 2018, the W Fund’s beneficial ownership of the Master Fund’s Members’ Capital was 5.13%.

The Board of Directors (the “Board”) has overall responsibility to manage and supervise the operations of the W Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the W Fund’s business.

Grosvenor Capital Management, L.P., (the “Adviser” or “Grosvenor”) serves as the management services provider of the W Fund and the investment adviser of the Master Fund. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”) and is responsible for the day-to-day operations of both the Master Fund and the W Fund as well as all portfolio management and investment advisory services for the Master Fund. In addition, the Adviser provides various management and administrative services to the W Fund pursuant to a management agreement with the W Fund and is responsible for the investment of the cash reserves of the W Fund.

The attached consolidated financial statements of Grosvenor Registered Multi-Strategy Master Fund, LLC are an integral part of these financial statements.

7

Grosvenor Registered Multi-Strategy Fund (W), LLC

Notes to Financial Statements (continued) (unaudited)

September 30, 2018

2. Summary of Significant Accounting Policies

a. Basis of Presentation

The Adviser has determined that the W Fund meets the requirements of an investment company and as a result, maintains its accounting records and has presented these financial statements in accordance with the reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies (“ASC 946”).

The accompanying financial statements of the W Fund have been prepared in conformity with accounting principles generally accepted in the United States (“GAAP”) and are stated in United States Dollars (“U.S. Dollars” or “$”). The following is a summary of the significant accounting and reporting policies used in preparing the financial statements:

b. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the W Fund’s financial statements are reasonable and prudent; however, the actual results could differ from these estimates.

c. Capital Transactions

Shares of the W Fund (“Shares”) purchased by eligible investors may be accepted as of the first day of each month, or at such times as the Board may determine. Investors who purchase Shares of the W Fund in the offering, and other persons who acquire Shares, will become members of the W Fund (“Members”).

The W Fund may, from time to time, offer to repurchase Shares from its Members pursuant to written tenders by Members. These repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion, subject to the liquidity of the W Fund’s assets and other factors considered by the Board. The Adviser expects that it will recommend to the Board that the W Fund offer to repurchase Shares from Members four times each year, effective as of the last day of each calendar quarter. Members can only transfer or assign Shares under certain limited circumstances. Member repurchases are recognized as liabilities when the amount becomes fixed and determinable. This generally will occur on the last day of a fiscal period.

The attached consolidated financial statements of Grosvenor Registered Multi-Strategy Master Fund, LLC are an integral part of these financial statements.

8

Grosvenor Registered Multi-Strategy Fund (W), LLC

Notes to Financial Statements (continued) (unaudited)

September 30, 2018

2. Summary of Significant Accounting Policies (continued)

d. Income Taxes and Distributions

The W Fund is classified as a corporation for federal income tax purposes, and intends to elect to be treated, and expects each year to qualify as a RIC under Subchapter M of the Code. The W Fund has elected to have a tax year end of October 31. The W Fund intends to annually distribute to its Members substantially all of its ordinary income and net realized gains sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for U.S. federal income or excise tax has been recorded in these financial statements.

As of September 30, 2018, the W Fund’s allocable share of the cost and unrealized appreciation/(depreciation) of the Investment Funds and the Sub-Fund owned by the Master Fund, based on cost for federal income tax purposes as of October 31, 2017, were as follows:

	Investment Funds	Sub-Fund
Tax Cost Basis of Investments	$16,430,310	$111,725

Gross Unrealized Appreciation	$578,716	$39,187
Gross Unrealized Depreciation	(675,805)	–

Net Unrealized Appreciation/(Depreciation)	$(97,089)	$39,187

The cost of investments in Investment Funds shown above is attributable to investments held directly by the Master Fund and excludes the cost of the Master Fund’s investment in the Sub-Fund. The W Fund’s policy of determining the Sub-Fund tax cost is to calculate using the tax basis of the corporation and not the tax cost basis of the individual investment fund holdings of the Sub-Fund. The aggregate cost of Investment Funds takes into consideration tax elections made as of October 31, 2017, on passive foreign investment companies (“PFICs”). For tax purposes, the cost of the Sub-Fund takes into consideration the tax cost of underlying investments contributed on January 1, 2013, in addition to tax treatment of redemptions subsequent to such contribution date.

Permanent book-to-tax basis differences resulted in the reclassification of amounts stated below as of October 31, 2017, the Fund’s tax year end, between the capital accounts reported on the W Fund’s Statement of Assets, Liabilities and Members’ Capital as of September 30, 2018. Such permanent reclassifications are primarily due to: (i) the sales of PFIC investments; and (ii) differences between financial and tax reporting related to the Sub-Fund. Net assets and the Net Asset Value (“NAV”) of the W Fund were not affected by these reclassifications.

The attached consolidated financial statements of Grosvenor Registered Multi-Strategy Master Fund, LLC are an integral part of these financial statements.

9

Grosvenor Registered Multi-Strategy Fund (W), LLC

Notes to Financial Statements (continued) (unaudited)

September 30, 2018

2. Summary of Significant Accounting Policies (continued)

d. Income Taxes and Distributions (continued)

Paid-in Capital	Accumulated Net Investment Loss	Accumulated Undistributed Net Realized Losses
$ –	$ 579,171	$ (579,171)

The tax basis of undistributed earnings for the fiscal tax year ended October 31, 2017, shown below represents distribution requirements met by the W Fund subsequent to the fiscal tax year end in order to satisfy income tax requirements and the capital loss carryforward as of the tax year end. The capital loss carryforward is not subject to expiration. The capital loss carryforwards will reduce the W Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the W Fund of any liability for federal tax. Based on the current investment strategy of the Master Fund, the investment adviser does not expect the capital loss carryforward indicated below to be utilized by the W Fund.

Undistributed Ordinary Income	Capital Loss Carryforward
$ 1,462,445	$ (595,968)

The tax character of distributions paid for the six months ended September 30, 2018 and the year ended March 31, 2018 were as follows:

	Six Months ended September 30, 2018	Year ended March 31, 2018
From ordinary income	$-	$1,462,607
From long-term capital gains	-	-
Total distributions	$-	$1,462,607

The authoritative guidance on accounting for and disclosure of uncertainty in any significant tax positions requires management to determine whether a tax position of the W Fund is “more likely than not” to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Management of the W Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Furthermore, management of the W Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Therefore no additional tax expense, including any

The attached consolidated financial statements of Grosvenor Registered Multi-Strategy Master Fund, LLC are an integral part of these financial statements.

10

Grosvenor Registered Multi-Strategy Fund (W), LLC

Notes to Financial Statements (continued) (unaudited)

September 30, 2018

2. Summary of Significant Accounting Policies (continued)

d. Income Taxes and Distributions (continued)

interest or penalties was recorded for the period ended September 30, 2018. To the extent the W Fund is required to record interest and penalties, they would be included in income tax expense on its Statement of Operations.

Under the respective statute of limitations, the W Fund is generally subject to examinations by taxing authorities for up to three years from the date of filing. The W Fund has no examinations in progress.

e. Other

Cash represents cash in banks with the W Fund’s custodian, The Bank of New York Mellon. In circumstances when Federal Deposit Insurance Corporation insured limits are exceeded, the risk of default depends on the creditworthiness of The Bank of New York Mellon. Through September 30, 2018, the W Fund has not experienced any losses in such accounts. The Adviser monitors the creditworthiness of The Bank of New York Mellon in an attempt to mitigate risk of loss.

The W Fund records its proportionate share of the Master Fund’s investment income, expenses and realized and unrealized gains and losses as allocated by the Master Fund. In addition, the W Fund records its own income and expenses on the accrual basis.

In accordance with the authoritative guidance on distinguishing liabilities from capital, repurchases are recognized as liabilities when the dollar amount requested in the repurchase notice becomes fixed, which generally occurs on the last day of the fiscal period. As a result, repurchases paid after the end of the period, but based upon fixed amounts as of September 30, 2018, are reflected as repurchase of Members’ Shares payable on the Statement of Assets, Liabilities and Members’ Capital at September 30, 2018.

e. Recent Accounting Pronouncements

In August 2018, the Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification, which in part amends certain financial statement disclosure requirements of Regulation S-X that have become redundant, duplicative, overlapping, outdated, or superseded, in light of other Commission disclosure requirements, U.S. Generally Accepted Accounting Principles, or changes in the information environment. The Fund has adopted the amendments pertinent to Regulation S-X in this report. The amendments impacted certain disclosure presentation on the statement of assets, liabilities and members’ capital, statement of changes in members’ capital and notes to the financial statements. Prior year distribution information in the statement of changes in members’ capital has been modified to conform to the current year presentation in accordance with the Regulations S-X changes.

The attached consolidated financial statements of Grosvenor Registered Multi-Strategy Master Fund, LLC are an integral part of these financial statements.

11

Grosvenor Registered Multi-Strategy Fund (W), LLC

Notes to Financial Statements (continued) (unaudited)

September 30, 2018

3. Portfolio Valuation

The W Fund records its investment in the Master Fund at fair value, which represents the W Fund’s proportionate interest in the Master Fund’s Members’ Capital. The performance of the W Fund is directly affected by the performance of the Master Fund. The valuation of investments held by the Master Fund is discussed in the notes to the Master Fund’s consolidated financial statements attached to this report.

ASC 820 establishes a hierarchal disclosure framework which prioritizes and ranks the inputs to valuation techniques used in measuring investments at fair value. In accordance with ASC 820, the Fund has categorized its financial instruments into a three level fair value hierarchy. The fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The levels of the fair value hierarchy are defined as follows:

• Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date. This level of the fair value hierarchy provides the most reliable evidence of fair value and is used to measure fair value whenever available.

• Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly. These inputs include (a) quoted prices for similar assets in active markets; (b) quoted prices for identical or similar assets in markets that are not active; (c) inputs other than quoted prices that are observable.

• Level 3 - Inputs that are unobservable.

Investments in a money market fund are valued at the end of day net asset value per share and are a Level 1 investment.

4. Fund Expenses

Pursuant to a management agreement between the W Fund and the Adviser, the Adviser is entitled to a management fee (the “Management Fee”), paid monthly in arrears, equal to an annual rate of 0.1% of the Members’ ending monthly capital of the W Fund before taking into consideration the Management Fee, prior to any repurchases or distribution of capital during the month.

The attached consolidated financial statements of Grosvenor Registered Multi-Strategy Master Fund, LLC are an integral part of these financial statements.

12

Grosvenor Registered Multi-Strategy Fund (W), LLC

Notes to Financial Statements (continued) (unaudited)

September 30, 2018

4. Fund Expenses (continued)

GRV Securities LLC (“GSLLC”), an affiliate of the Adviser, serves as the distributor of Shares (the “Distributor”) for the W Fund. GSLLC does not receive payment from the W Fund for these services. Shares may be purchased through the Distributor or brokers or dealers (“Selling Agents”) that have entered into selling agreements with the Distributor.

The Bank of New York Mellon provides custodial services for the W Fund. BNY Mellon Investment Servicing (U.S.) Inc. serves as administrator and transfer agent to the W Fund and in that capacity provides certain accounting, record keeping, investor related services, and regulatory administrative services. The W Fund pays a monthly fee to the custodian and the administrator based on a fixed fee and the Member count.

The W Fund bears its own expenses and, indirectly, bears a pro rata portion of the Master Fund’s expenses incurred in its business, including, but not limited to, the following: fees paid directly or indirectly to the Investment Managers and the general operating expenses of the Investment Funds; all costs and expenses directly related to the portfolio transactions and positions for the Master Fund’s account; legal fees; accounting and auditing fees; custodial and escrow fees; fees paid to the W Fund’s and the Master Fund’s administrator; costs of insurance; Management Fees and Advisory Fees (as defined in the attached Master Fund consolidated financial statements); the fees and travel expenses and other expenses of the W Fund’s and the Master Fund’s Boards; all costs with respect to communications regarding the W Fund’s and the Master Fund’s transactions between the Adviser and any custodian or other agent engaged by the W Fund; and other types of expenses approved by the W Fund’s or the Master Fund’s Board. The expenses of the Investment Funds are not included in expenses in the W Fund’s Statement of Operations or the Financial Highlights, as the effect of these expenses is recognized in realized and unrealized gains and losses allocated from the Master Fund.

The ordinary operating expenses of the W Fund (inclusive of the Management Fee and the W Fund’s share of the Master Fund ordinary operating expenses, but excluding all fees, expenses and incentive allocations of the underlying Investment Funds and taxes, interest and related costs of borrowing, brokerage commissions and any extraordinary expenses of the W Fund or the Master Fund) are subject to an expense limitation agreement between Grosvenor and the W Fund, capping such expenses at 1.75% of the average monthly net assets of the W Fund (the “Expense Limitation”). The Expense Limitation Agreement will remain in effect until July 31, 2019 and will terminate unless renewed by the Adviser. In consideration of the Adviser’s agreement to limit the W Fund’s expenses, the W Fund will carry forward the amount of fees waived and expenses paid or absorbed by the Adviser in excess of the Expense Limitation, for a period not to exceed three years from the end of the fiscal year in which the fee was waived or the expense was paid or absorbed.

The attached consolidated financial statements of Grosvenor Registered Multi-Strategy Master Fund, LLC are an integral part of these financial statements.

13

Grosvenor Registered Multi-Strategy Fund (W), LLC

Notes to Financial Statements (continued) (unaudited)

September 30, 2018

4. Fund Expenses (continued)

Recoupment will be made as promptly as possible, but will be limited to the lesser of (a) the expense cap in effect at the time of a waiver and (b) the expense cap in effect at the time of the recoupment. As of September 30, 2018, the recoupments that may potentially be made by the W Fund are as follows:

Amounts Available for Recoupment by the Adviser:

Expiration	March 31, 2022	March 31, 2021	March 31, 2020	March 31, 2019
Amount available for recoupment	$40,041	$72,313	$71,603	$62,945

No expenses were recouped in the current period.

5. Related Party Transactions

The Board is made up of six Board Members, five of which are not “interested persons”, as defined by the 1940 Act (the “Independent Directors”). Compensation to the Board is paid and expensed by the Master Fund and allocated pro-rata to the Feeder Funds. All Independent Directors may be reimbursed for out-of-pocket expenses of attendance at each regular or special meeting of the Board or of any committee thereof and for their expenses, if any, in connection with any other service or activity they perform or engage in as Independent Directors. The total fees and expenses (including compensation) of the Independent Directors are shown on the Master Fund’s Consolidated Statement of Operations.

6. Risks

In the normal course of business, the Investment Funds in which the Master Fund invests trade various financial instruments and may enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling, writing option contracts and equity swaps. However, as a result of the investments by the Master Fund as a limited partner, member or shareholder, the Master Fund’s liability with respect to its investments in the Investment Funds is generally limited to the NAV of its interest in each Investment Fund.

Because the W Fund is a closed-end investment company, Shares are not redeemable at the option of Members and are not exchangeable for Shares of any other fund. Although the Board in its discretion may cause the W Fund to offer from time to time to repurchase Shares at the Members’ capital account value, Shares are considerably less liquid than shares of funds that trade on a stock exchange or shares of open-end investment companies. With respect to any offer to repurchase Shares by the W Fund, the aggregate repurchase amount will be determined by the Board in its discretion and such repurchase amount may represent only a small portion of

The attached consolidated financial statements of Grosvenor Registered Multi-Strategy Master Fund, LLC are an integral part of these financial statements.

14

Grosvenor Registered Multi-Strategy Fund (W), LLC

Notes to Financial Statements (continued) (unaudited)

September 30, 2018

6. Risks (continued)

outstanding Shares. Because the Master Fund’s investments in Investment Funds themselves have limited liquidity, the Master Fund and the W Fund may not be able to fund significant repurchases. Members whose Shares are accepted for repurchase also bear the risk that the W Fund’s Members’ capital account value may fluctuate significantly between the time that they submit their request for repurchase and the date as of which Shares are valued for the purpose of repurchase.

Liquidity risk is the risk that the Master Fund will encounter difficulty in meeting obligations associated with financial liabilities. Among other things, liquidity could be impaired by an inability to access secured and/or unsecured sources of financing, an inability to sell assets or to withdraw capital from the Investment Funds, or unforeseen outflows of cash to meet tender demands. This situation may arise due to circumstances outside of the Master Fund’s control, such as a general market disruption or an operational issue affecting the Master Fund or third parties, including the Investment Funds. Also, the ability to sell assets may be impaired if other market participants are seeking to sell similar assets at the same time.

The Master Fund’s capital investment in the Investment Funds can be withdrawn on a limited basis. As a result, the Master Fund may not be able to provide liquidity to the W Fund, and the W Fund may not be able to liquidate quickly some of its investments in the Master Fund in order to meet liquidity requirements or respond to market events.

7. Guarantees

Under the W Fund’s organizational documents, its Independent Directors and fund officers are indemnified against certain liabilities arising out of the performance of their duties to the W Fund. In addition, in the normal course of business, the W Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The W Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the W Fund that have not yet occurred. However, based on experience, the W Fund expects the risk of loss due to these warranties and indemnities to be remote.

8. Share Capital

Shares are offered monthly at the NAV of the W Fund, which will vary. For the six months ended September 30, 2018, the following Share transactions occurred:

Beginning Shares	Shares Subscribed	Shares Redeemed	Shares Outstanding	NAV per Share
17,756.52	377.40	(1,565.04)	16,568.88	$ 1,043.47

The attached consolidated financial statements of Grosvenor Registered Multi-Strategy Master Fund, LLC are an integral part of these financial statements.

15

Grosvenor Registered Multi-Strategy Fund (W), LLC

Notes to Financial Statements (continued) (unaudited)

September 30, 2018

9. Subsequent Events

The W Fund has evaluated all subsequent events through the date that the financial statements were issued and noted no material events requiring disclosure.

The attached consolidated financial statements of Grosvenor Registered Multi-Strategy Master Fund, LLC are an integral part of these financial statements.

16

GROSVENOR REGISTERED MULTI-STRATEGY MASTER FUND, LLC

Consolidated Financial Statements (unaudited)

For the Six Months Ended September 30, 2018

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Financial Statements (unaudited)

For the Six Months Ended September 30, 2018

The Master Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Form N-Qs are available (i) without charge, upon request, by calling (866) 211-4521; and (ii) on the SEC’s website at www.sec.gov.

The Master Fund has adopted Proxy Voting Policies and Procedures under which the Master Fund votes proxies relating to securities held by the Master Fund. In addition, the Master Fund files Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Master Fund’s Proxy Voting Policies and Procedures and the Master Fund’s proxy voting record (Form N-PX) is available (i) without charge, upon request, by calling (855) 426-9321; and (ii) on the SEC’s website at www.sec.gov.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Statement of Assets, Liabilities and Members’ Capital (unaudited)

September 30, 2018

ASSETS

Investments in Investment Funds, at fair value (cost $249,528,251)	$320,793,772
Short term investments (cost $11,077,264)	11,077,264
Cash	100,000
Redemptions receivable from investments in Investment Funds	14,371,898
Prepaid insurance	64,700
Other assets	12,510

Total assets	346,420,144

LIABILITIES

Repurchase of Members’ interests payable	6,825,000
Loan payable	3,900,000
Advisory fee payable	568,768
Net deferred income tax liability	325,194
Professional fees payable	174,772
Administration fee payable	92,656
Facility fees payable	20,150
Interest payable	1,138

Total liabilities	11,907,678

NET ASSETS	$334,512,466

Net Capital*	$263,572,139
Accumulated net unrealized appreciation/(depreciation) on investments in Investment Funds	70,940,327

MEMBERS’ CAPITAL	$334,512,466

*	Net Capital includes net subscriptions, cumulative net investment income/(loss) and cumulative net realized gain/(loss) from investments in Investment Funds.

The accompanying notes are an integral part of these consolidated financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Schedule of Investments (unaudited)

September 30, 2018

Investment Funds*	First Acquisition Date	Cost		Fair Value		% of Members’ Capital	Liquidity**

Distressed

Fortress Value Recovery Fund, LLC (b)	1/1/2006	$	145,335	$	47,305	0.01%	(3)

Harbinger Capital Partners Sp. Situations Fund, L.P. (a)(b)	7/1/2007		5,126,878		759,140	0.23%	(1)

Highland Crusader Fund, L.P. (b)(c)	8/1/2005		243,941		310,646	0.09%	(1)

King Street Capital, L.P. (a)(b)	1/1/2003		149,129		382,807	0.12%	(2)

Redwood Domestic Fund, L.P. (a)(b)	1/1/2003		162		251	0.00%	(2)

Silver Point Capital Fund, L.P. (a)(b)	1/1/2003		92,125		174,472	0.05%	(2)

Total Distressed			5,757,570		1,674,621	0.50%

Event Driven

Elliott International Ltd.	1/1/2013		17,363,710		26,145,855	7.82%	Quarterly

Magnetar Capital, L.P. (a)(b)	7/1/2007		43,143		73,802	0.02%	(2)

Perry International Inc. (a)	1/1/2013		599,347		558,678	0.17%	(2)

Wexford Offshore Spectrum Fund	1/1/2018		12,100,000		12,471,108	3.73%	Quarterly

York European Opportunities Unit Trust	7/1/2014		10,957,444		12,621,844	3.77%	Quarterly

Total Event Driven			41,063,644		51,871,287	15.51%

Long and/or Short Equity

Atlas Enhanced Fund, Ltd.	9/1/2016		10,419,651		11,152,273	3.33%	Monthly

BlackRock European Hedge Fund Limited	9/1/2017		13,800,000		15,669,711	4.69%	Monthly

Brookside Capital Partners Fund, L.P. (a)(b)	10/1/2009		3,426		3,351	0.00%	(2)

Discovery Global Opp Offshore Fund Ltd.	2/1/2013		8,352,778		9,157,415	2.74%	Quarterly

Dragon Billion Select Fund	10/1/2017		11,900,000		11,760,451	3.52%	Quarterly

Hitchwood Capital Fund, Ltd.	10/1/2014		8,025,511		10,044,906	3.00%	Quarterly

Impala Fund Ltd.	1/1/2013		5,753,903		9,572,562	2.86%	Quarterly

MW Eureka Fund	4/1/2018		10,800,000		11,002,975	3.29%	Monthly

Renaissance Institutional Diversified Alpha Fund International, L.P.	7/1/2016		19,100,000		22,448,844	6.71%	Monthly

SEG Partners Offshore, Ltd.	3/1/2013		8,458,378		14,925,205	4.46%	Quarterly

Tremblant Ltd.	1/1/2013		8,214,530		10,824,619	3.24%	Quarterly

Total Long and/or Short Equity			104,828,177		126,562,312	37.84%

Macro/Commodities

Element Capital Feeder Fund Ltd.	4/1/2012		10,037,067		24,011,024	7.18%	Quarterly

Graticule Asia Macro Fund Ltd.	5/1/2013		11,959,368		14,124,142	4.22%	Quarterly

Trend Macro Offshore, Ltd.	12/1/2016		7,466,998		7,533,156	2.25%	Monthly

Total Macro/Commodities			29,463,433		45,668,322	13.65%

Multi-Arbitrage

Canyon Balanced Fund Ltd.	1/1/2013		10,858,737		14,752,171	4.41%	Quarterly

Canyon Value Realization Fund Ltd.	12/1/2013		6,746,768		8,975,498	2.68%	Quarterly

Chenavari Multi-Strategy Credit Fund Ltd.	6/1/2013		3,718,952		4,536,634	1.36%	Monthly

Citadel Kensington Ltd.	3/1/2013		14,482,549		27,794,169	8.31%	Quarterly

The accompanying notes are an integral part of these consolidated financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Schedule of Investments (unaudited) (continued)

September 30, 2018

Investment Funds* (continued)	First Acquisition Date	Cost		Fair Value		% of Members’ Capital	Liquidity**

Multi-Arbitrage (continued)

Exoduspoint Partners International Fund, Ltd.	7/1/2018	$	10,000,000	$	10,058,875	3.01%	Quarterly

Magnetar Constellation Fund, Ltd.	4/1/2012		11,451,173		17,303,147	5.17%	Quarterly

OZ Domestic Partners, L.P. (a)(b)	1/1/2003		68,271		153,688	0.05%	(2)

Shelter Growth Opportunities Fund, Ltd.	12/1/2017		10,700,000		11,082,919	3.31%	Quarterly

Stark Investments, L.P. (a)(b)	1/1/2003		343,900		307,741	0.09%	(3)

Stark Select Asset Fund LLC (b)	1/1/2010		45,077		52,388	0.01%	(3)

Total Multi-Arbitrage			68,415,427		95,017,230	28.40%

Total Investments in Investment Funds		$	249,528,251	$	320,793,772	95.90%

Short-Term Investments			Shares		Fair Value	% of Members’ Capital

Money Market Fund

BlackRock Liquidity Funds T-Fund Institutional Shares (yield 1.97%) (d)			11,077,264		11,077,264	3.31%

Other Assets, Less Liabilities					2,641,430	0.79%

Members’ Capital				$	334,512,466	100.00%

*

Non-income producing investments. The Master Fund’s investments in Investment Funds are considered to be illiquid and may be subject to limitations on redemptions, including the assessment of early redemption fees. Investment Funds are restricted securities per Rule 12-12.8 of Regulation S-X.

**	Available frequency of redemptions after initial lock-up period.

(a)	A portion or all of the Master Fund’s interest in the Investment Fund is held in side pockets which have restricted liquidity.

(b)

The Investment Fund is held by the GRF Domestic Sub-Fund LLC (the “Sub-Fund”), a wholly-owned subsidiary of the Master Fund. Investment Funds held by the Sub-Fund represents 0.71% of the total investments.

(c)	The Investment Fund is considered a Level 3 investment.

(d)	The rate shown is the annualized 7-days yield as of September 30, 2018.

(1)	The Investment Fund is liquidating its assets and is in the process of returning capital to its limited partners in a reasonable manner.

(2)	All of the Master Fund’s remaining interest in the Investment Fund is held in side pockets.

(3)

The Investment Fund is liquidating its assets and is in the process of returning capital to its limited partners in a reasonable manner and has also presented annual financial statements under the liquidation basis of accounting.

The following table represents the geographic regions of the Master Fund’s investments based on the investment mandate of each Investment Fund:

Geographic Location	Percent of Investments in Investment Funds

Asia	7.90%
Europe	10.02
Global	63.82
United States/Canada	18.26

Total	100.00%

The accompanying notes are an integral part of these consolidated financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Schedule of Investments (unaudited) (continued)

September 30, 2018

The following table describes the investments held within each investment category:

(a) Distressed Securities This investment category includes the Investment Funds that invest in debt and equity securities of companies in financial difficulty, reorganization or bankruptcy, nonperforming and subperforming bank loans, and emerging market debt.

Notice Period	Redemption Restrictions and Terms*
Not Applicable	0-2 years.
Side pocket & liquidating vehicle arrangements exist for 100%** of the Investment Funds.

(b) Event Driven This investment category includes the Investment Funds that take significant positions in companies with special situations, including distressed stocks, mergers and takeovers.

Notice Period	Redemption Restrictions and Terms*
30 - 93 Days	0-1 year.
Side pocket & liquidating vehicle arrangements exist for 1.22%** of the Investment Funds.

(c) Long and/or Short Equities This investment category includes the Investment Funds that make long and short investments in equity securities that are deemed by the Investment Managers to be under or overvalued. The Investment Managers typically do not attempt to neutralize the amount of long and short positions.

Notice Period	Redemption Restrictions and Terms*
33 - 93 Days	0-2 years.
Side pocket & liquidating vehicle arrangements exist for 0.00%** of the Investment Funds.

(d) Macro/Commodities This investment category includes the Investment Funds that invest in a variety of instruments including global currencies, interest rates, sovereign debt and commodities based on an analysis of many broad factors including: global monetary and trade policy, geopolitical events, supply and demand, global investor sentiment and various technical factors.

Notice Period	Redemption Restrictions and Terms*
30 - 90 Days	0-1 year.

The accompanying notes are an integral part of these consolidated financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Schedule of Investments (unaudited) (continued)

September 30, 2018

(e) Multi-Arbitrage This investment category includes the Investment Funds that seek to exploit price differences of identical or similar financial instruments, on different markets or in different forms by simultaneously purchasing and selling an asset in order to profit from the difference.

Notice Period	Redemption Restrictions and Terms*
45 - 93 Days	0-2 years.
Side pocket & liquidating vehicle arrangements exist for 0.54%** of the Investment Funds.

*

The information summarized in the table above represents the general terms of the specific asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in constituent documents, to modify and waive such terms.

**	Reflects the fair value of investments in each respective investment category.

The accompanying notes are an integral part of these consolidated financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Statement of Operations (unaudited)

For the Six Months Ended September 30, 2018

NET INVESTMENT INCOME
Interest income	$40,946

EXPENSES
Advisory fee	1,739,540
Professional fees	233,991
Administration fee	143,052
Board of Directors’ compensation	87,500
Insurance fees	64,700
Facility fees	41,170
Interest expense	4,686
Other expenses	47,787

Total expenses	2,362,426

Net investment loss	(2,321,480)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) from investments in Investment Funds	8,632,378
Current income tax benefit	40

Net realized gain/(loss), net of taxes	8,632,418

Change in net unrealized appreciation/(depreciation) on investments in Investment Funds	704,023
Deferred income tax benefit	123,457

Change in net unrealized appreciation/(depreciation), net of taxes	827,480

Net realized and unrealized gain/(loss) on investments	9,459,898

NET INCREASE IN MEMBERS’ CAPITAL RESULTING FROM OPERATIONS	$7,138,418

The accompanying notes are an integral part of these consolidated financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Statements of Changes in Members’ Capital

Members’ Capital, March 31, 2017	$373,284,609

Members’ subscriptions	12,250,000

Members’ interests repurchased	(57,900,000)

Net decrease in Members’ Capital resulting from capital transactions	(45,650,000)

Net investment loss	(5,153,551)

Net realized gain/(loss), net of taxes	21,387,110

Change in net unrealized appreciation/(depreciation), net of taxes	7,602,255

Net increase in Members’ Capital resulting from operations	23,835,814

Members’ Capital, March 31, 2018	351,470,423

Members’ subscriptions	778,625

Members’ interests repurchased	(24,875,000)

Net decrease in Members’ Capital resulting from capital transactions	(24,096,375)

Net investment loss	(2,321,480)

Net realized gain/(loss), net of taxes	8,632,418

Change in net unrealized appreciation/(depreciation), net of taxes	827,480

Net increase in Members’ Capital resulting from operations	7,138,418

Members’ Capital, September 30, 2018 (unaudited)	$334,512,466

The accompanying notes are an integral part of these consolidated financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Statement of Cash Flows (unaudited)

For the Six Months Ended September 30, 2018

CASH FLOWS FROM OPERATING ACTIVITIES

Net increase in Member’s Capital resulting from operations	$7,138,418
Adjustments to reconcile net increase in Member’s Capital resulting from operations to net cash provided by operating activities:
Change in net unrealized (appreciation)/depreciation on investments in Investment Funds	(704,023)
Net realized (gain)/loss from investments in Investment Funds	(8,632,378)
Purchases of Investment Funds	(13,500,000)
Proceeds from the sale of Investment Funds	52,039,664
Purchases of short-term investments, net	(11,077,264)
(Increase)/Decrease in operating assets:
Prepaid insurance	(64,700)
Other assets	(8,699)
Increase/(Decrease) in operating liabilities:
Advisory fee payable	(36,223)
Net deferred income tax liability	(123,457)
Professional fees payable	16,917
Administration fee payable	46,038
Facility fees payable	(327)
Interest payable	582
Other liabilities	(2,874)

Net cash provided by operating activities	25,091,674

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from Members’ subscriptions	778,625
Payments for Members’ interests repurchased	(29,050,000)
Proceeds from bank note	4,900,000
Payments on bank note	(3,000,000)

Net cash used in financing activities	(26,371,375)

Net decrease in cash	(1,279,701)

Cash at beginning of period	1,379,701

Cash at end of period	$100,000

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION

Cash paid during the period for interest	$4,104

Cash received during the period for taxes	$40

The accompanying notes are an integral part of these consolidated financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Financial Highlights

The following represents certain ratios to average Members’ Capital, total return, and other supplemental information for the period         indicated:

	For the Six Months Ended September 30, 2018*		Years Ended March 31,
	(unaudited)		2018			2017			2016			2015			2014

Ratios to average Members’ Capital:(a)

Net investment loss (b)	(1.35% )		(1.42%	)		(1.45%	)		(1.38%	)		(1.33%	)		(1.36%	)

Total expenses (b)(c)	1.37%		1.44%			1.45%			1.38%			1.33%			1.37%

Total return (d)	2.07%		6.80%			7.82%			(5.06%	)		4.70%			7.44%

Portfolio turnover rate: (e)	8.04%		13.93%			20.57%			0.40%			22.24%			32.59%

Members’ Capital, end of year/period ($000)	$334,512	$	351,470		$	373,285		$	412,238		$	487,504		$	502,755

*	The ratios, excluding portfolio turnover rate and total return, for this period have been annualized.

(a)	Average Members’ Capital is determined by using the net assets as of the first day of the fiscal year and at the end of each month during the period.

(b)

Ratio does not reflect the Master Fund’s proportionate share of the net income (loss) and expenses, including incentive fees or allocations, of the Investment Funds. The Investment Funds’ expense ratios, excluding incentive fees or allocations, range from 0.00% to 7.72% (unaudited). The Investment Funds’ incentive fees or allocations can be up to 25% of profits earned (unaudited).

(c)

Ratio excludes the current and deferred income tax expense or benefit related to the net investment income/loss and realized and unrealized gain or loss from GRF Domestic Sub-Fund LLC (the “Sub-Fund”). For the six month ended September 30, 2018, this amount was a tax benefit of 0.04% of average Members’ Capital (unaudited). For the year ended March 31, 2018, this amount was a tax benefit of 0.04% of average Members’ Capital. For the year ended March 31, 2017, this amount was a tax benefit of 0.01% of average Members’ Capital. For the year ended March 31, 2016, this amount was a tax benefit of 0.02% of average Members’ Capital. For the year ended March 31, 2015, this amount was a tax benefit of 0.04% of average Members’ Capital. For the year ended March 31, 2014, this amount was a tax expense of 0.24% of average Members’ Capital.

(d)

Total return assumes a purchase of an interest in the Master Fund on the first day and a sale of an interest on the last day of the period and is calculated using geometrically linked monthly returns. An individual Member’s return may vary from these returns based on the timing of Member subscriptions and redemptions.

(e)	The ratio excludes in-kind transactions.

The accompanying notes are an integral part of these consolidated financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (unaudited)

September 30, 2018

1. Organization

Grosvenor Registered Multi-Strategy Master Fund, LLC (the “Master Fund”) commenced operations on January 1, 2003, and is a Delaware limited liability company. The Master Fund is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, diversified management investment company. The Master Fund’s Board of Directors (the “Board”) has overall responsibility to manage and supervise the operations of the Master Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Master Fund’s business. Under the supervision of the Board and pursuant to an investment advisory agreement, Grosvenor Capital Management L.P., (the “Adviser” or “Grosvenor”) serves as the investment adviser of the Master Fund. The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”) and is responsible for the day-to-day operations of the Master Fund as well as all portfolio management and investment advisory services.

The Master Fund’s primary investment objectives are to provide investors (i) an attractive, long-term rate of return, on an absolute as well as a risk-adjusted basis, (ii) low performance volatility and (iii) minimal correlation with the equity and fixed income markets. The Master Fund pursues its investment objectives principally through a multi-manager, multi-strategy program of investment in a diverse group of private investment funds (“Investment Funds”), managed by a select group of alternative asset managers (“Investment Managers”). The Master Fund seeks diversification by investing in Investment Funds that (i) pursue non-traditional investment strategies and (ii) are expected to exhibit a low degree of performance correlation, not only with broad market indices but also with each other. The Master Fund invests in the Investment Funds as a limited partner, member or shareholder, along with other investors and generally invests in between 15 and 50 Investment Funds. It is expected that the Investment Funds in which the Master Fund invests will not be registered under the 1940 Act.

The Master Fund has three feeder funds, the Grosvenor Registered Multi-Strategy Fund (TI 1), LLC (the “TI 1 Fund”), Grosvenor Registered Multi-Strategy Fund (TI 2), LLC (the “TI 2 Fund”) and Grosvenor Registered Multi-Strategy Fund (W), LLC (the “W Fund”), each of which is a Delaware limited liability company that is registered under the 1940 Act as a closed-end, diversified, management investment company. The TI 1 Fund, the TI 2 Fund and the W Fund, (collectively, the “Feeder Funds” or the Master Fund’s “Members”), pursue their investment objectives by investing substantially all of their assets in the Master Fund. The Feeder Funds have the same investment objectives and substantially the same investment policies as the Master Fund (except that the Feeder Funds pursue their investment objectives by investing in the Master Fund).

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2018

1. Organization (continued)

Effective January 1, 2013, the TI 1 and TI 2 Funds made the election to be treated as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986 (i.e., a 1099-issuing “RIC”). Upon commencement of operations on September 1, 2013, the W Fund made the election to be treated as a RIC. For tax and regulatory reasons related to such an election, on January 1, 2013, the Master Fund transferred certain investments which were organized as domestic limited partnerships in exchange for membership interests in the Sub-Fund, which is a Delaware limited liability company, with the same investment adviser as the Master Fund.

As of September 30, 2018, the TI 1 Fund’s ownership of the Master Fund’s Members’ Capital was 69.37%, the TI 2 Fund’s ownership of the Master Fund’s Members’ Capital was 25.50% and the W Fund’s ownership of the Master Fund’s Members’ Capital was 5.13%.

2. Summary of Significant Accounting Policies

a. Basis of Presentation

The Adviser has determined that the Master Fund meets the requirements of an investment company and as a result, maintains its accounting records and has presented these consolidated financial statements in accordance with the reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies (“ASC 946”).

The accompanying consolidated financial statements of the Master Fund have been prepared in conformity with accounting principles generally accepted in the United States (“GAAP”) and are stated in United States Dollars (“U.S. Dollars” or “$”). The following is a summary of the significant accounting and reporting policies used in preparing the consolidated financial statements:

b. Basis of Consolidation

The accompanying consolidated financial statements include the accounts of the Sub-Fund, which was established primarily to hold and manage certain illiquid Investment Funds. As of September 30, 2018, the Master Fund owns 100% of the Sub-Fund. The Master Fund’s investment in the Sub-Fund, including the results of its operations, has been consolidated and all intercompany accounts and transactions have been eliminated in consolidation.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2018

2. Summary of Significant Accounting Policies (continued)

c. Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying consolidated notes. Management believes that the estimates utilized in preparing the Master Fund’s consolidated financial statements are reasonable and prudent; however, the actual results could differ from these estimates.

d. Capital Transactions

Interests in the Master Fund (“Interests”) are generally offered only to the Feeder Funds, and subscriptions for Interests may be accepted as of the first day of each month or at such times as the Board may determine. The Master Fund may, from time to time, offer to repurchase Interests from its Members pursuant to written tenders by Members. These repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion, subject to the liquidity of the Master Fund’s assets and other factors considered by the Board. The Adviser expects that it will recommend to the Board that the Master Fund offer to repurchase Interests from Members four times each year, effective as of the last day of each calendar quarter. Members can only transfer or assign Interests under certain limited circumstances.

e. Master Fund Expenses

The Master Fund bears certain expenses incurred in its business, including, but not limited to, the following: all costs and expenses directly related to portfolio transactions and positions for the Master Fund’s account; legal fees; accounting and auditing fees; custodial fees; fees paid to the Master Fund’s administrator; costs of insurance; Advisory Fees (as defined in Note 6); advisory out-of-pocket fees; the fees and travel expenses and other expenses of the Board; all costs with respect to communications regarding the Master Fund’s transactions between the Adviser and any custodian or other agent engaged by the Master Fund; and other types of expenses approved by the Board. Expenses, including incentive fees or allocations, of the underlying Investment Funds are not included in expenses reported on the Consolidated Statement of Operations as the effect of these expenses is recognized in realized and unrealized gains and losses.

The Master Fund has retained BNY Mellon Investment Servicing (U.S.) Inc. (the “Administrator and Transfer Agent”) to provide accounting and certain administrative and investor services to the Master Fund, including fund accounting, investor accounting, and taxation services, and to act as the registrar and transfer agent. The Bank of New York Mellon (the “Custodian”) serves as the custodian of the assets of the Master Fund. The Master Fund pays a monthly fee to the Administrator and Transfer Agent and Custodian based primarily upon month-end Members’ Capital.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2018

2. Summary of Significant Accounting Policies (continued)

f. Income Taxes

The Master Fund is structured as a limited liability company and is not subject to U.S. federal income taxes; each Member is liable for income taxes, if any, on its share of the Master Fund’s net taxable income.

The Sub-Fund does not qualify as a RIC pursuant to Subchapter M of the Internal Revenue Code; consequently it is obligated to pay federal, state and local income tax on taxable income.

The Master Fund is required to account for the Sub-Fund’s estimate of income taxes for federal and state purposes through the establishment of a current and a deferred income tax asset/recoverable or liability/payable. The Sub-Fund’s tax expense or benefit is consolidated into the Master Fund’s Consolidated Statement of Operations based on the component of income or gains/(losses) to which such expense or benefit relates. Deferred income taxes reflect the future tax effects of temporary differences between the carrying amounts of assets for financial reporting purposes and the amounts used for income tax purposes.

Deferred tax assets and liabilities are measured using the enacted tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled.

The net income tax expense/(benefit) for the Sub-Fund for the six months ended September 30, 2018, are as follows:

Current Expense/(Benefit)
Federal	$–
State	(40)

Total Current Expense/(Benefit)	(40)

Deferred Expense/(Benefit)
Federal	(95,593)
State	(27,864)

Total Deferred Expense/(Benefit)	(123,457)

Total Expense/(Benefit) Impacting Change in Members’ Capital	$(123,497)

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2018

2. Summary of Significant Accounting Policies (continued)

f. Income Taxes (continued)

Components of the Sub-Fund’s deferred income tax assets and liabilities as of September 30, 2018, are as follows:

Deferred Income Tax Asset
Excess of tax basis over value of Investment Funds	$155,624
Valuation allowance	–

Net deferred income tax asset	155,624

Deferred Income Tax Liability
Unrealized appreciation on Investment Funds	(480,818)

Net deferred income tax liability	$(325,194)

Management considers the ability to realize deferred tax assets based upon all available evidence regarding sources of future taxable income including: income from existing deferred tax liabilities, estimates of future pre-tax income, the ability to carryback future losses to recover taxes previously paid, and prudent and feasible tax planning strategies. No valuation allowance has been recorded by the Sub-Fund or reflected in the Master Fund’s consolidated financial statements as of September 30, 2018.

The total income tax expense/(benefit) on the Sub-Fund’s net income differs from the amount computed by applying the federal statutory rate of 21% to that income as follows:

Consolidated pre-tax income/(loss)	$7,014,921
Not taxable at entity level	(7,506,684)

Sub-Fund pre-tax income/(loss)	$(491,763)

Sub-Fund pre-tax income/(loss) at statutory rate	$(103,270)

Reconciling items:
State income tax, net of federal tax impact	(30,096)
Adjustments to deferred	9,869

Total tax expense/(benefit)	$(123,497)

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2018

2. Summary of Significant Accounting Policies (continued)

f. Income Taxes (continued)

The tax cost of Investment Funds as of October 31, 2017, the Master Fund’s tax year end, takes into consideration qualified electing fund elections previously made by the Master Fund. The Sub-Fund takes into consideration the actual tax cost of each partnership investment transferred into the Sub-Fund on January 1, 2013, plus subsequent contributions and redemptions for tax purposes. Accordingly, the actual tax cost of investments for federal income tax purposes may be different than the GAAP amounts.

As of September 30, 2018, the tax cost and unrealized appreciation (depreciation) of the Investment Funds and the Sub-Fund held by the Master Fund, as determined utilizing tax adjustments as of October 31, 2017, were as follows:

	Investment Funds	Sub-Fund
Tax Cost Basis of Investments	$243,266,863	$2,178,839

Gross Unrealized Appreciation	$75,561,058	$764,228
Gross Unrealized Depreciation	(299,741)	–

Net Unrealized Appreciation/(Depreciation)	$75,261,317	$764,228

The cost of investments in Investment Funds attributable to investments held directly by the Master Fund shown above excludes the cost of the Master Fund’s investment in the Sub-Fund. The Master Fund’s policy of determining the Sub-Fund tax cost is to calculate using the tax basis of the corporation and not the tax cost basis of the individual investment fund holdings of the Sub-Fund.

The authoritative guidance on accounting for and disclosure of uncertainty in tax positions requires management to determine whether any significant tax positions of the Master Fund or Sub-Fund is “more likely than not” to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Management of the Master Fund and Sub-Fund has concluded that there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. Therefore no additional tax expense, including any interest or penalties was recorded for the six months ended September 30, 2018. To the extent the Master Fund or Sub-Fund is required to record interest and penalties, they would be included in income tax expense on its Consolidated Statement of Operations. Furthermore, management of the Master Fund and Sub-Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Under the respective statute of limitations, the Master Fund and Sub-Fund are generally subject to examinations by taxing authorities for up to three years from the date of filing. Neither the Master Fund nor the Sub Fund have any examinations in progress.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2018

2. Summary of Significant Accounting Policies (continued)

g. Security Transactions

Purchases of investments in the Investment Funds are recorded as of the first day of legal ownership of an Investment Fund and redemptions from the Investment Funds are recorded as of the last day of legal ownership. Realized gains or losses on investments in the Investment Funds are recorded at the time of the disposition of the respective investment based on specific identification.

For the six months ended September 30, 2018, aggregate purchases and sales of the Investment Funds amounted to $26,750,000 and $49,421,982, respectively.

The Master Fund may receive interest in an Investment Fund in exchange for its interest in a separate Investment Fund managed by the same Investment Manager. Additionally, the Master Fund may receive an in-kind distribution in exchange for its interest in an Investment Fund managed by an investment manager. These transactions are executed based on the fair value of the Investment Fund on a trade date and do not result in a movement of cash between the Master Fund and the Investment Manager. These transactions, if any, are included as a supplemental disclosure on the Consolidated Statement of Cash Flows. Any gain or loss associated with these transactions is recognized as a component of Net realized gain/(loss) from investments in Investment Funds. During the six months ended September 30, 2018, there were no exchanges of Investment Fund interests or in-kind distributions received by the Master Fund.

h. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820), Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). ASU 2018-13 eliminates, modifies, and adds disclosure requirements for fair value measurements and is for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The Adviser is currently evaluating the impact, if any, of applying ASU 2018-13.

i. Other

Net investment income or loss and net realized and unrealized gain or loss from investments of the Master Fund for each month are allocated between, and credited to or debited against, the capital accounts of Members as of the last day of the month in accordance with each Member’s respective investment percentage for the month, as defined in the Master Fund’s operating agreement (the “Operating Agreement”).

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2018

2. Summary of Significant Accounting Policies (continued)

In accordance with the authoritative guidance on distinguishing liabilities from capital, repurchases are recognized as liabilities when the dollar amount requested in the repurchase notice becomes fixed, which generally occurs on the last day of the fiscal period. As a result, repurchases paid after the end of the period, but based upon fixed amounts as of September 30, 2018, are reflected as repurchase of Members’ Interests payable on the Consolidated Statement of Assets, Liabilities and Members’ Capital at September 30, 2018.

Cash represents cash in banks. Interest income is recorded on the accrual basis. In circumstances when Federal Deposit Insurance Corporation insured limits are exceeded, the risk of default depends on the creditworthiness of The Bank of New York Mellon. Through September 30, 2018, the Master Fund has not experienced any losses in such accounts and the Adviser monitors the creditworthiness of the counterparties in an attempt to mitigate risk of loss.

3. Portfolio Valuation

Pursuant to Master Fund’s valuation policies, the Board has delegated to the Adviser the general responsibility for valuation of the investments in the Investment Funds subject to oversight by the Board. The Board has approved procedures pursuant to which the Master Fund will value its investments in Investment Funds at fair value, generally at an amount equal to the Net Asset Value (“NAV”) of the Master Fund’s investment in the Investment Funds as determined by the Investment Fund’s general partner or Investment Manager. This is commonly referred to as using NAV as the practical expedient which allows for estimation of the fair value of an investment in an investment entity based on NAV or its equivalent if the NAV of the investment entity is calculated in a manner consistent with ASC 946. Because of the inherent uncertainty of valuations of the investments in the Investment Funds, their estimated values may differ significantly from the values that would have been used had a ready market for the Investment Funds existed, and the differences could be material.

In accordance with its valuation policies, if no such information is available, or if such information is deemed to not be reflective of fair value by the Adviser, an estimated fair value is determined in good faith by the Adviser pursuant to the Master Fund’s valuation procedures. All adjustments to fair value made by the Adviser are reviewed and approved by Grosvenor’s Valuation Committee, subject to Board approval.

The Investment Funds generally hold positions in readily marketable securities and derivatives that are valued at quoted market values and/or less liquid non-marketable securities and derivatives that are valued at estimated fair value. However, some of the Investment Funds may invest all or a portion of their assets in illiquid securities and may hold a portion or all of these investments independently from the main portfolio. These separate baskets of illiquid securities (“side pockets”) may be subject to additional restrictions of liquidity that are stricter than the liquidity restrictions applicable to general interests in the Investment Fund. If the Master Fund withdraws its interest from such an Investment Fund, it may be required to maintain its holding in the side pocket investments for an extended period of time and retain this remaining interest in the Investment Fund. In instances, where such an Investment Fund closes its operations, the Master Fund may receive an “in-kind”

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2018

3. Portfolio Valuation (continued)

distribution of a side pocket’s holdings in liquidation of its entire interest in the Investment Fund. The value of side pockets may fluctuate significantly. As of September 30, 2018, the Master Fund’s investments in side pockets and special liquidating vehicles represented 0.71% of the Master Fund’s net assets. Additionally, the governing documents of the Investment Funds generally provide that the Investment Funds may suspend, limit or delay the right of their investors, such as the Master Fund, to withdraw capital. The primary restrictions applicable to Investment Funds as of September 30, 2018, are described in detail on the Master Fund’s Consolidated Schedule of Investments.

The Master Fund prioritizes the inputs to valuation techniques used to measure fair value. In accordance with Accounting Standards Update (“ASU”) No. 2015-07, Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”), investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. When the Adviser believes the reported NAV per share (or its equivalent) of an Investment Fund is not representative of fair value, the Adviser categorizes the investment in accordance with ASC Topic 820, Fair Value Measurement (“ASC 820”).

Short-term investments represent an investment in a money market fund. Short-term investments are recorded at fair value, which is their published net asset value and are listed in the table below as a Level 1 investment.

ASC 820 establishes a hierarchal disclosure framework which prioritizes and ranks the inputs to valuation techniques used in measuring investments at fair value. In accordance with ASC 820, the Master Fund has categorized its financial instruments into a three level fair value hierarchy. The fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The levels of the fair value hierarchy are defined as follows:

•

Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date. This level of the fair value hierarchy provides the most reliable evidence of fair value and is used to measure fair value whenever available.

•

Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly. These inputs include (a) quoted prices for similar assets in active markets; (b) quoted prices for identical or similar assets in markets that are not active; (c) inputs other than quoted prices that are observable.

•	Level 3 - Inputs that are unobservable.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2018

3. Portfolio Valuation (continued)

Inputs are used in applying valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. If the inputs used to measure an investment fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the fair value measurement of the instrument. The determination of the significance of a certain input and what constitutes an observable input requires judgment by the Adviser. The categorization of an investment within the hierarchy is based upon the observable inputs of each investment and does not necessarily correspond to the Adviser’s perceived risk of the investment. The units of account that are valued by the Master Fund are its interests in the Investment Funds and not the underlying holdings of such Investment Funds. Thus, the inputs used by the Master Fund to value its investments in each of the Investment Funds may differ from the inputs used to value the underlying holdings of such Investment Funds. Thus, an Investment Fund with all of its underlying investments classified as Level 1 may be classified as a Level 2 or Level 3 investment. The Master Fund recognizes transfers into and out of the levels indicated above on the actual date of the event or change in circumstances that caused the transfer.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2018:

Description	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Fair Value at September 30, 2018

Investment Funds
Distressed*	$–	$–	$310,646	$310,646

Total Investment Funds in fair value hierarchy	–	–	310,646	310,646

Investment Funds measured at NAV**	–	–	–	320,483,126

Total Investment Funds	$–	$–	$310,646	$320,793,772

Short-term investments	$11,077,264	$–	$–	$11,077,264

*	Fair valued using a discount rate of 10% to the reported NAV, which takes into account considerations that are unique to such investments.

**

The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Statement of Assets, Liabilities and Members’ Capital.

The level classifications in the table above may not be indicative of the risk associated with the investment in each Investment Fund.

4. Capital Commitments of the Master Fund to the Investment Funds

As of September 30, 2018, the Master Fund had no unfunded capital commitments to the Investment Funds.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2018

5. Credit Facility

The Master Fund may borrow from time to time on a short-term basis for liquidity purposes and has established a committed U.S. Dollar denomination credit facility (the “Facility”) with one financial institution. The Facility is shared with several other affiliated funds which are managed by the Adviser and will terminate on September 13, 2019. The Facility contains annual renewal provisions. Under the terms of the Facility, the Master Fund may draw up to $25,000,000 subject to a combined maximum amount of $550,900,000. The Facility is subject to annual fees related to any unused portion of the Facility which are allocated based on the amount available to the Master Fund. Under the terms of the Facility, the Master Fund is subject to, among other things, Investment Fund liquidity tests and Investment Fund concentration tests. In the event that the Master Fund breaches certain of the liquidity and concentration covenants, the Master Fund’s ability to borrow is reduced. Facility fees payable, as reflected on the Consolidated Statement of Assets, Liabilities and Members’ Capital, represents unused borrowing under the Facility which accrues and compounds interest daily based on the base rate of the financial institution plus a spread. As of September 30, 2018, the Fund has $3,900,000 loan payable outstanding on the Consolidated Statement of Assets, Liabilities and Members’ Capital. During the six months ending September 30, 2018, the Master Fund had average outstanding borrowings of $189,617 with an average interest rate of 5.16%. Maximum borrowings of $3,900,000 were outstanding for 3 days as of September 30, 2018.

6. Related Party Transactions

The Board is made up of six Board members, five of whom are not “interested persons,” as defined by the 1940 Act, (the “Independent Directors”). The Independent Directors each receive annual compensation in the amount of $30,000, a reduction from $40,000 effective July 1, 2018 for their services to both the Master Fund and the Feeder Funds. All compensation to the Independent Directors is paid by the Master Fund and allocated pro-rata to the Feeder Funds. All Independent Directors may be reimbursed for out-of-pocket expenses of attendance at each regular or special meeting of the Board or of any committee thereof and for their expenses, if any, in connection with any other service or activity they perform or engage in as Independent Directors.

The Master Fund incurred $87,500 of Independent Directors’ compensation fees for the six months ended September 30, 2018, of which none was payable as of September 30, 2018. The total fees and expenses (including compensation) of the Independent Directors are shown on the Master Fund’s Consolidated Statement of Operations.

The Adviser generally bears all of its own expenses incurred in providing services to the Master Fund, except that the Master Fund reimburses the Adviser $25,000 per year for certain out-of-pocket costs and expenses incurred in connection with the operation of the Master Fund. During the six months ended September 30, 2018, the Master Fund reimbursed the Adviser $12,500 for out-of-pocket costs, which is included in other expenses in the Consolidated Statement of Operations.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2018

6. Related Party Transactions (continued)

Pursuant to the terms of the advisory agreement between the Master Fund and the Adviser, the Master Fund pays the Adviser a monthly fee at an annual rate of 1.00% (the “Advisory Fee”) based on the Master Fund’s net assets determined as of the last business day of each month before taking into consideration the Advisory Fee. For the six months ended September 30, 2018, the Advisory Fee was $1,739,540.

7. Risks

In the normal course of business, the Investment Funds in which the Master Fund invests trade various financial instruments and may enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling, writing option contracts and equity swaps. However, as a result of the investments by the Master Fund as a limited partner, member or shareholder, the Master Fund’s liability with respect to its investments in the Investment Funds is generally limited to the NAV of its interest in each Investment Fund. Because the Master Fund is a closed-end investment company, Interests are not redeemable at the option of Members and are not exchangeable for interests of any other fund. Although the Board in its discretion may cause the Master Fund to offer from time to time to repurchase Interests at the Members’ capital account value, Interests are considerably less liquid than shares of funds that trade on a stock exchange or shares of open-end investment companies. With respect to any offer to repurchase Interests by the Master Fund, the aggregate repurchase amount will be determined by the Board in its discretion and such repurchase amount may represent only a small portion of outstanding Interests. Because the Master Fund’s investments in Investment Funds themselves have limited liquidity, the Master Fund may not be able to fund significant repurchases. Members whose Interests are accepted for repurchase also bear the risk that the Master Fund’s Members’ capital account value may fluctuate significantly between the time that they submit their request for repurchase and the date as of which Interests are valued for the purpose of repurchase.

As described in the footnotes of the Master Fund’s Consolidated Schedule of Investments and in Note 3, some Investment Funds have suspended or restricted withdrawals of capital, which increases the liquidity risk for the Master Fund. Liquidity risk is the risk that the Master Fund will encounter difficulty in meeting obligations associated with financial liabilities. Among other things, liquidity could be impaired by an inability to access secured and/or unsecured sources of financing, an inability to sell assets or to withdraw capital from the Investment Funds, or unforeseen outflows of cash to meet tender demands. This situation may arise due to circumstances outside of the Master Fund’s control, such as a general market disruption or an operational issue affecting the Master Fund or third parties, including the Investment Funds. Also, the ability to sell assets may be impaired if other market participants are seeking to sell similar assets at the same time.

The Master Fund’s capital investment in the Investment Funds can be withdrawn on a limited basis. As a result, the Master Fund may not be able to liquidate quickly some of its investments in the Investment Funds in order to meet liquidity requirements or respond to market events.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2018

7. Risks (continued)

There are a number of other risks to the Master Fund. Three principal types of risk that can adversely affect the Master Fund’s investment approach are market risk, strategy risk, and manager risk. The Master Fund also is subject to multiple manager risks, possible limitations in investment opportunities, allocation risks, lack of diversification, and other risks for the Master Fund and potentially for each Investment Fund.

The Adviser utilizes certain quantitative analytical reports generated by its proprietary risk management software to test and refine its judgment regarding: (i) its selection of Investment Funds for the Master Fund and (ii) the amount of assets to be allocated to each such Investment Fund. Such reports are designed to enable the Adviser to evaluate the risk and return characteristics of proposed alternative allocations to particular Investment Funds. Such reports currently consist of historical simulation analyses, historical simulation stress tests and scenario analyses, forward-looking analyses, look-through exposure analyses, portfolio liquidity analyses, Value at Risk analyses, portfolio optimization and factor analyses.

Certain personnel within the Adviser are responsible for staying abreast of market developments affecting specific investment strategies and communicating their findings to the investment committee. The investment committee reviews such findings to determine whether particular investment strategies continue to be appropriate. The investment committee may determine to add or terminate a strategy based on any number of factors, such as: (i) better alternatives for investing the capital invested in such strategy; (ii) changes in the expectations for the strategy; (iii) a manager specific event at the Investment Fund; or (iv) changes in the investment or economic environment.

The Adviser monitors certain aspects of Investment Fund performance, stays abreast of current developments affecting Investment Funds and communicates from time to time with Investment Managers of Investment Funds to review the performance of the Investment Funds managed by such Investment Managers and to discuss such Investment Managers’ investment outlook.

The Adviser obtains certain exposure-level information that enables the analysis of various strategies, markets and sectors on a “look-through” basis. Although the Adviser does not require that Investment Funds provide position-level transparency, Investment Managers of Investment Funds typically provide aggregated, portfolio-level information with respect to the invested positions and risk profile of their Investment Funds. This information typically includes, but may not be limited to, data related to each Investment Fund’s long, short, gross, and net exposure, industry sector and geographic exposure (where appropriate), concentration, and leverage. The information set provided by Investment Managers of Investment Funds varies depending upon their strategy focus and investment style. This summary-level risk statistics are augmented through on-going conversations with the Investment Managers of the Investment Funds and, together, are intended to provide an overall view of the Investment Fund’s risk exposure.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2018

8. Guarantees

Under the Master Fund’s organizational documents, its Independent Directors and fund officers are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In addition, in the normal course of business, the Master Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Master Fund that have not yet occurred. However, based on experience, the Master Fund expects the risk of loss due to these warranties and indemnities to be remote.

9. Subsequent Events

The Master Fund has evaluated all subsequent events through the date that the consolidated financial statements were issued and noted no material events requiring disclosure.

ITEM 2 – CODE OF ETHICS

Not applicable.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – INVESTMENTS

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a)	Not applicable.

(b)	Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which members may recommend nominees to the Registrant’s board of directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

ITEM 11 – CONTROLS AND PROCEDURES

(a)

The Registrant’s principal executive officer and principal financial officer, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the Registrant in Form N-CSR is accumulated and communicated to the Registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

3

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END INVESTMENT MANAGEMENT COMPANIES

Not applicable.

ITEM 13 – EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certification as required by Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GROSVENOR REGISTERED MULTI-STRATEGY FUND (W), LLC

By:	/s/ Scott J. Lederman
Scott J. Lederman
Director, Chief Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Scott J. Lederman	Director, Chief Executive Officer and President	December 7, 2018
Scott J. Lederman

By:	/s/ Kathleen P. Sullivan	Chief Financial Officer and Treasurer	December 7, 2018
Kathleen P. Sullivan

5